Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenues	¥ 1,294,371	$ 198,371	¥ 406,245	¥ 310,706
Online K-12 Tutoring Services
Disaggregation Of Revenue [Line Items]
Revenues	1,218,564		359,568	93,883
Other Educational Services
Disaggregation Of Revenue [Line Items]
Revenues	¥ 75,807		¥ 46,677	¥ 216,823